Cost and Expenses by Nature - Schedule of Operating Costs and Expenses by Nature (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Operating Costs and Expenses by Nature [Abstract]
Payroll	R$ (42,038)	R$ (50,876)
Third-party services and others	(13,435)	(15,023)
Business and marketing expenses	(4,735)	(3,750)
Depreciation	(601)	(685)
Amortization	(9,250)	(9,301)
Audit and consulting	(11,381)	(11,993)
Other administrative expenses	(1,011)	(42,113)
Provisions	4,654	3,577
Total	(77,797)	(130,164)
Cost of services provided	(31,131)	(36,224)
Sales and marketing expenses	(16,570)	(15,539)
General and administrative expenses	(31,575)	(41,863)
Other operating income (expenses), net	R$ 1,479	R$ (36,538)